SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Debt Fund
(the "Fund")

Supplement Dated May 22, 2020
to the Class F Prospectus, dated January 31, 2020, as restated on March 18, 2020 and as amended on May 15, 2020 ("Class F Prospectus") and Class Y Prospectus, dated January 31, 2020, as restated on March 18, 2020 and as amended on May 15, 2020 ("Class Y Prospectus")

This Supplement provides new and additional information beyond that contained in the Class F Prospectus and Class Y Prospectus, and should be read in conjunction with such Class F Prospectus and Class Y Prospectus.

Effective immediately, all references to "Investec Asset Management Ltd." are hereby deleted and replaced with "Ninety One UK Ltd." and all abbreviations for "IAM Ltd." are hereby deleted and replaced with "Ninety One" in the appropriate alphabetical order thereof.

There are no other changes to the Class F Prospectus or Class Y Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1274 (5/20)

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Debt Fund
(the "Fund")

Supplement Dated May 22, 2020
to the Statement of Additional Information, dated January 31, 2020 and as amended on May 15, 2020 ("SAI")

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Effective immediately, all references to "Investec Asset Management Ltd." are hereby deleted and replaced with "Ninety One UK Ltd." and all abbreviations for "IAM Ltd." are hereby deleted and replaced with "Ninety One" in the appropriate alphabetical order thereof.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the text relating to Investec Asset Management Ltd. is hereby deleted and replaced with the following:

NINETY ONE UK LTD.—Ninety One UK Ltd. ("Ninety One") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Debt Fund. Ninety One is a dual listed company incorporated under the laws of the United Kingdom. It is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 and is authorized by the UK Financial Conduct Authority. Ninety One is an asset manager engaged in the business of managing investment portfolios for clients globally.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1275 (5/20)